Fair Value Measurements - Working Capital Loan (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance of Warrant liabilities	$ 14,039,000
Change in fair value of working capital loan	742,000		$ 1,373,000
Ending Balance of Warrant liabilities	14,781,000		14,039,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance of Warrant liabilities	57,723,800	$ 51,338,600	51,338,600
Change in fair value of working capital loan	(31,180,800)	(2,969,600)
Ending Balance of Warrant liabilities	24,886,000	$ 38,663,000	$ 57,723,800
Working capital loan | Cik0001812667 Cc Neuberger Principal Holdings Ii
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial proceeds from working capital loan	850,000
Change in fair value of working capital loan	215,000
Ending Balance of Warrant liabilities	$ 1,065,000